UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21656

Name of Fund:  BlackRock Energy and Resources Trust (BGR)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Energy and Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2017

Date of reporting period: 03/31/2017

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services — 12.6%
Baker Hughes, Inc. (a)	268,450	$16,058,679
Halliburton Co. (a)	312,600	15,383,046
Precision Drilling Corp. (a)(b)	738,330	3,492,195
Schlumberger Ltd. (a)	196,874	15,375,859
Superior Energy Services, Inc. (a)(b)	502,750	7,169,215

		57,478,994
Oil, Gas & Consumable Fuels — 87.0%
Anadarko Petroleum Corp. (a)	296,483	18,381,946
BP PLC	5,030,000	28,953,206
Cabot Oil & Gas Corp. (a)	283,900	6,788,049
Cairn Energy PLC (b)	1,810,176	4,643,928
Chevron Corp. (a)	204,950	22,005,482
Cimarex Energy Co. (a)	105,100	12,558,399
ConocoPhillips (a)	488,950	24,383,938
Devon Energy Corp. (a)	295,400	12,324,088
Enbridge, Inc. (a)	217,250	9,101,022
Encana Corp. (a)	997,050	11,681,046
Eni SpA	533,450	8,734,359
EOG Resources, Inc. (a)	235,200	22,943,760
EQT Corp.	115,900	7,081,490
Exxon Mobil Corp. (a)	544,750	44,674,948
Hess Corp. (a)	240,400	11,589,684
Kosmos Energy Ltd. (a)(b)	749,357	4,990,718
Lundin Petroleum AB (b)	146,777	2,979,015
Marathon Oil Corp. (a)	706,300	11,159,540
Noble Energy, Inc.	287,292	9,865,607
Occidental Petroleum Corp. (a)	71,500	4,530,240
Oil Search Ltd.	1,754,013	9,670,670
Phillips 66 (a)	56,700	4,491,774

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co. (a)	89,050	$16,583,782
Royal Dutch Shell PLC, A Shares	713,948	18,818,396
Royal Dutch Shell PLC, A Shares — ADR (a)	698,200	36,816,086
Tesoro Corp. (a)	82,050	6,650,973
TransCanada Corp.	324,450	14,972,739
Valero Energy Corp. (a)	156,200	10,354,498

		397,729,383
Total Long-Term Investments (Cost — $440,904,144) — 99.6%		455,208,377

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (c)(d)	4,464,036	4,464,036
Total Short-Term Securities (Cost — $4,464,036) — 1.0%		4,464,036
Total Investments Before Options Written (Cost — $445,368,180*) — 100.6%		459,672,413

Options Written
(Premiums Received — $2,965,125) — (0.6)%		(2,702,279)
Total Investments Net of Options Written — 100.0%		456,970,134
Other Assets Less Liabilities — 0.0%		211,062

Net Assets — 100.0%		$457,181,196

Notes to Schedule of Investments

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$461,121,774

Gross unrealized appreciation	$29,378,417
Gross unrealized depreciation	(30,827,778)

Net unrealized appreciation	$(1,449,361)

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(b)	Non-income producing security.

(c)	Current yield as of period end.

Portfolio Abbreviations
ADR	American Depositary Receipt	EUR	Euro	SEK	Swedish Krona
AUD	Australian Dollar	GBP	British Pound	USD	U.S. Dollar
CAD	Canadian Dollar

MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

(d)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,936,617	527,419	4,464,036	$4,464,036	$ 6,455		—	—
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	22,642	[1]	—	—
Total				$4,464,036	$29,097		$—	$—

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Anadarko Petroleum Corp.	Call	4/07/17	USD	67.00	272	$(1,632)
Baker Hughes, Inc.	Call	4/07/17	USD	62.00	218	(3,270)
Cabot Oil & Gas Corp.	Call	4/07/17	USD	23.50	225	(15,750)
ConocoPhillips	Call	4/07/17	USD	48.50	333	(49,617)
Devon Energy Corp.	Call	4/07/17	USD	45.00	98	(294)
EOG Resources, Inc.	Call	4/07/17	USD	100.00	149	(4,470)
Halliburton Co.	Call	4/07/17	USD	52.50	305	(610)
Hess Corp.	Call	4/07/17	USD	55.50	93	(837)
Marathon Oil Corp.	Call	4/07/17	USD	16.50	70	(490)
Royal Dutch Shell PLC, A Shares — ADR	Call	4/07/17	USD	52.00	400	(29,000)
Schlumberger Ltd.	Call	4/07/17	USD	82.50	86	(258)
Tesoro Corp.	Call	4/07/17	USD	88.00	174	(1,044)
Valero Energy Corp.	Call	4/07/17	USD	67.00	132	(4,884)
Marathon Oil Corp.	Call	4/10/17	USD	17.50	321	(292)
Cabot Oil & Gas Corp.	Call	4/13/17	USD	24.00	548	(30,140)
ConocoPhillips	Call	4/13/17	USD	47.50	159	(39,670)
Devon Energy Corp.	Call	4/13/17	USD	45.00	102	(1,326)
EOG Resources, Inc.	Call	4/13/17	USD	98.00	43	(5,698)
Exxon Mobil Corp.	Call	4/13/17	USD	84.00	137	(2,055)
Marathon Oil Corp.	Call	4/13/17	USD	17.00	281	(1,967)
Royal Dutch Shell PLC, A Shares — ADR	Call	4/13/17	USD	52.50	228	(17,670)
Schlumberger Ltd.	Call	4/13/17	USD	82.50	136	(1,088)
Tesoro Corp.	Call	4/13/17	USD	84.50	113	(4,407)
Valero Energy Corp.	Call	4/13/17	USD	68.00	131	(4,323)
Anadarko Petroleum Corp.	Call	4/21/17	USD	65.00	176	(6,072)
Baker Hughes, Inc.	Call	4/21/17	USD	60.00	98	(10,535)
Baker Hughes, Inc.	Call	4/21/17	USD	65.00	307	(3,991)
Chevron Corp.	Call	4/21/17	USD	115.00	191	(860)
Cimarex Energy Co.	Call	4/21/17	USD	125.00	281	(23,182)
Enbridge, Inc.	Call	4/21/17	CAD	56.00	256	(10,973)
EOG Resources, Inc.	Call	4/21/17	USD	105.00	103	(1,545)
Exxon Mobil Corp.	Call	4/21/17	USD	85.00	183	(2,654)
Kosmos Energy Ltd.	Call	4/21/17	USD	7.50	500	(5,000)
Phillips 66	Call	4/21/17	USD	80.00	98	(8,085)
Pioneer Natural Resources Co.	Call	4/21/17	USD	195.00	37	(4,902)
Royal Dutch Shell PLC, A Shares — ADR	Call	4/21/17	USD	55.00	200	(2,000)
Schlumberger Ltd.	Call	4/21/17	USD	81.00	135	(4,320)
Superior Energy Services, Inc.	Call	4/21/17	USD	17.50	237	(1,185)
Valero Energy Corp.	Call	4/21/17	USD	69.00	22	(693)
Anadarko Petroleum Corp.	Call	4/28/17	USD	64.00	208	(17,472)
Baker Hughes, Inc.	Call	4/28/17	USD	60.00	98	(13,279)
Chevron Corp.	Call	4/28/17	USD	113.00	46	(1,426)
ConocoPhillips	Call	4/28/17	USD	47.50	580	(165,300)

2	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Devon Energy Corp.	Call	4/28/17	USD	42.00	55	$(6,572)
Encana Corp.	Call	4/28/17	CAD	16.50	159	(3,168)
EOG Resources, Inc.	Call	4/28/17	USD	98.50	85	(16,108)
Exxon Mobil Corp.	Call	4/28/17	USD	83.50	256	(19,712)
Halliburton Co.	Call	4/28/17	USD	51.50	305	(18,605)
Hess Corp.	Call	4/28/17	USD	49.00	255	(31,365)
Marathon Oil Corp.	Call	4/28/17	USD	17.00	233	(4,544)
Occidental Petroleum Corp.	Call	4/28/17	USD	66.00	100	(3,500)
Pioneer Natural Resources Co.	Call	4/28/17	USD	187.50	59	(27,140)
Pioneer Natural Resources Co.	Call	4/28/17	USD	192.50	118	(31,270)
Schlumberger Ltd.	Call	4/28/17	USD	82.00	69	(2,312)
Valero Energy Corp.	Call	4/28/17	USD	68.50	130	(11,440)
Anadarko Petroleum Corp.	Call	5/05/17	USD	64.00	208	(26,000)
Baker Hughes, Inc.	Call	5/05/17	USD	60.50	218	(28,122)
Chevron Corp.	Call	5/05/17	USD	111.00	196	(14,896)
EOG Resources, Inc.	Call	5/05/17	USD	96.50	257	(93,805)
Exxon Mobil Corp.	Call	5/05/17	USD	83.50	158	(14,457)
Halliburton Co.	Call	5/05/17	USD	50.50	226	(23,843)
Marathon Oil Corp.	Call	5/05/17	USD	17.50	268	(5,360)
Schlumberger Ltd.	Call	5/05/17	USD	80.00	23	(2,174)
Chevron Corp.	Call	5/12/17	USD	110.00	57	(6,982)
ConocoPhillips	Call	5/12/17	USD	51.00	370	(41,440)
Devon Energy Corp.	Call	5/12/17	USD	43.00	193	(24,704)
EOG Resources, Inc.	Call	5/12/17	USD	100.00	186	(44,175)
Exxon Mobil Corp.	Call	5/12/17	USD	84.50	107	(6,741)
Halliburton Co.	Call	5/12/17	USD	50.50	226	(27,346)
Hess Corp.	Call	5/12/17	USD	50.00	288	(38,592)
Marathon Oil Corp.	Call	5/12/17	USD	17.00	352	(13,024)
Royal Dutch Shell PLC, A Shares — ADR	Call	5/12/17	USD	54.00	100	(8,250)
Schlumberger Ltd.	Call	5/12/17	USD	80.00	104	(11,752)
Anadarko Petroleum Corp.	Call	5/19/17	USD	62.50	174	(39,585)
Cabot Oil & Gas Corp.	Call	5/19/17	USD	24.00	220	(26,950)
ConocoPhillips	Call	5/19/17	USD	47.00	269	(98,185)
Devon Energy Corp.	Call	5/19/17	USD	41.00	580	(136,010)
Exxon Mobil Corp.	Call	5/19/17	USD	85.00	383	(21,256)
Halliburton Co.	Call	5/19/17	USD	52.50	32	(2,176)
Hess Corp.	Call	5/19/17	USD	50.00	350	(50,225)
Marathon Oil Corp.	Call	5/19/17	USD	17.00	231	(9,356)
Occidental Petroleum Corp.	Call	5/19/17	USD	67.50	25	(1,125)
Phillips 66	Call	5/19/17	USD	80.00	100	(16,250)
Pioneer Natural Resources Co.	Call	5/19/17	USD	195.00	60	(26,400)
Precision Drilling Corp.	Call	5/19/17	CAD	7.00	327	(3,074)
Royal Dutch Shell PLC, A Shares — ADR	Call	5/19/17	USD	53.85	1,415	(134,576)
Schlumberger Ltd.	Call	5/19/17	USD	82.50	136	(7,684)
Exxon Mobil Corp.	Call	6/16/17	USD	85.00	254	(23,238)
Pioneer Natural Resources Co.	Call	6/16/17	USD	190.00	37	(32,560)
Total						$(1,740,315)

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Enbridge, Inc.	Call	UBS AG	4/07/17	CAD	56.31	19,000	$(2,461)
BP PLC	Call	Citibank N.A.	4/11/17	GBP	4.65	290,500	(13,268)
BP PLC	Call	Deutsche Bank AG	4/11/17	GBP	4.53	150,000	(18,729)
Encana Corp.	Call	Citibank N.A.	4/11/17	CAD	17.22	53,000	(876)
Royal Dutch Shell PLC, A Shares	Call	UBS AG	4/11/17	GBP	22.09	111,000	(565)
TransCanada Corp.	Call	Deutsche Bank AG	4/11/17	CAD	62.06	24,000	(4,508)
Noble Energy, Inc.	Call	Citibank N.A.	4/12/17	USD	38.54	16,000	(62)
Encana Corp.	Call	Citibank N.A.	4/17/17	CAD	15.52	27,500	(10,522)
Precision Drilling Corp.	Call	Deutsche Bank AG	4/17/17	CAD	6.35	45,000	(6,506)
Precision Drilling Corp.	Call	UBS AG	4/17/17	CAD	6.34	50,000	(7,384)
BP PLC	Call	Credit Suisse International	4/19/17	GBP	4.67	285,000	(16,711)
Eni SpA	Call	UBS AG	4/19/17	EUR	14.99	87,000	(42,180)
Lundin Petroleum AB	Call	Morgan Stanley & Co. International PLC	4/19/17	SEK	187.46	10,206	(1,990)

MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
TransCanada Corp.	Call	Credit Suisse International	4/19/17	CAD	61.63	43,000	$(19,945)
EQT Corp.	Call	Morgan Stanley & Co. International PLC	4/26/17	USD	59.32	20,300	(56,641)
BP PLC	Call	Deutsche Bank AG	4/27/17	GBP	4.56	285,000	(39,731)
Encana Corp.	Call	UBS AG	4/27/17	CAD	15.01	65,000	(45,071)
Kosmos Energy Ltd.	Call	Barclays Bank PLC	4/27/17	USD	6.03	50,000	(35,304)
Lundin Petroleum AB	Call	Morgan Stanley & Co. International PLC	4/27/17	SEK	185.43	34,000	(14,656)
Oil Search Ltd.	Call	Deutsche Bank AG	4/27/17	AUD	7.42	215,000	(17,046)
Eni SpA	Call	Deutsche Bank AG	4/28/17	EUR	14.60	12,800	(10,330)
Encana Corp.	Call	Citibank N.A.	5/02/17	CAD	14.84	139,700	(113,901)
Lundin Petroleum AB	Call	Morgan Stanley & Co. International PLC	5/02/17	SEK	179.98	7,200	(5,541)
TransCanada Corp.	Call	Citibank N.A.	5/02/17	CAD	62.26	22,500	(8,733)
BP PLC	Call	Deutsche Bank AG	5/03/17	GBP	4.69	300,000	(31,357)
EQT Corp.	Call	Morgan Stanley & Co. International PLC	5/03/17	USD	59.32	20,300	(64,313)
Eni SpA	Call	Bank of America N.A.	5/09/17	EUR	14.78	87,000	(53,664)
Oil Search Ltd.	Call	Deutsche Bank AG	5/09/17	AUD	7.16	190,000	(38,606)
Superior Energy Services, Inc.	Call	Morgan Stanley & Co. International PLC	5/11/17	USD	14.65	27,700	(18,023)
Superior Energy Services, Inc.	Call	Citibank N.A.	5/17/17	USD	14.51	31,050	(28,572)
Enbridge, Inc.	Call	Morgan Stanley & Co. International PLC	5/18/17	CAD	56.42	32,000	(13,711)
Superior Energy Services, Inc.	Call	UBS AG	5/22/17	USD	14.29	17,400	(18,407)
TransCanada Corp.	Call	Deutsche Bank AG	5/23/17	CAD	61.93	12,000	(9,144)
TransCanada Corp.	Call	UBS AG	5/23/17	CAD	63.36	12,000	(4,507)
BP PLC	Call	Credit Suisse International	5/25/17	GBP	4.66	450,000	(53,295)
Royal Dutch Shell PLC, A Shares	Call	Credit Suisse International	5/25/17	GBP	21.38	138,900	(45,164)
Superior Energy Services, Inc.	Call	Citibank N.A.	5/31/17	USD	14.51	31,050	(33,050)
Oil Search Ltd.	Call	Deutsche Bank AG	6/01/17	AUD	7.44	209,000	(36,259)
Superior Energy Services, Inc.	Call	Morgan Stanley & Co. International PLC	6/14/17	USD	14.99	22,500	(21,231)
Total							$(961,964)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

4	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock Energy and Resources Trust (BGR)

As of period end, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$57,478,994	—	—	$57,478,994
Oil, Gas & Consumable Fuels	323,929,809	$73,799,574	—	397,729,383
Short-Term Securities	4,464,036	—	—	4,464,036

Total Investments	$385,872,839	$73,799,574	—	$459,672,413

Derivative Financial Instruments[1]
Liabilities:
Equity contracts.	$(1,605,447)	$(1,096,832)	—	$(2,702,279)

  1       Derivative financial instruments are options written, which are shown at value.

During the period ended March 31, 2017, there were no transfers between levels.

MARCH 31, 2017	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Energy and Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Energy and Resources Trust
Date: May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Energy and Resources Trust
Date: May 23, 2017
By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Energy and Resources Trust
Date: May 23, 2017